As filed with the Securities and Exchange Commission on April 26, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05820

Helios Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

212-549-8400
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

HELIOS TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.8%
U.S. Government Agency Collateralized Mortgage Obligations - 0.4%
Federal National Mortgage Association
Series 1997-79, Class PL	6.85%	12/18/27	$392	$456,968
Series 1998-W6, Class B3 1,5	7.09	10/25/28	595	348,526
Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost - $907,438)				805,494
U.S. Government Agency Pass-Through Certificates - 12.4%
Federal Home Loan Mortgage Corporation
Pool Q03049	4.50	08/01/41	4,147	4,441,509
Pool C53494	7.50	06/01/31	47	48,244
Pool C56878	8.00	08/01/31	110	122,927
Pool C58516	8.00	09/01/31	42	43,406
Pool C59641 8	8.00	10/01/31	335	409,457
Pool C55166	8.50	07/01/31	109	118,853
Pool C55167	8.50	07/01/31	70	73,867
Pool C55168	8.50	07/01/31	76	80,576
Pool C55169	8.50	07/01/31	65	68,372
Pool G01466 8	9.50	12/01/22	601	698,899
Pool 555538 8	10.00	03/01/21	333	382,369
Federal National Mortgage Association
Federal National Mortgage Association TBA	5.00	TBA	3,000	3,239,064
Pool 555933 8	7.00	06/01/32	3,260	3,798,443
Pool 645912 8	7.00	06/01/32	660	770,280
Pool 645913 8	7.00	06/01/32	882	1,030,009
Pool 784369	7.50	07/01/13	101	103,644
Pool 789284	7.50	05/01/17	113	120,163
Pool 827853	7.50	10/01/29	37	37,678
Pool 545990 8	7.50	04/01/31	1,214	1,447,721
Pool 255053 8	7.50	12/01/33	220	265,841
Pool 735576 8	7.50	11/01/34	1,208	1,452,680
Pool 896391 8	7.50	06/01/36	428	491,954
Pool 398800	8.00	06/01/12	8	8,244
Pool 735800 8	8.00	01/01/35	798	970,819
Pool 852865 8	9.00	07/01/20	889	1,046,055
Pool 545436 8	9.00	10/01/31	354	442,378
Pool 458132 8	9.22	03/15/31	1,067	1,258,687
Total U.S. Government Agency Pass-Through Certificates
(Cost - $21,391,866)				22,972,139
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $22,299,304)				23,777,633
ASSET-BACKED SECURITIES - 17.8%
Housing Related Asset-Backed Securities - 15.8%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65	05/15/21	4,930	4,050,096
ACE Securities Corp.
Series 2003-MH1, Class A4 1,5,6	6.50	08/15/30	763	829,668
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 2,4,12	0.41	03/25/36	2,243	1,592,733
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	330	350,877
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-MH3, Class A 3	6.70/7.20	12/25/31	256	273,047
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF10, Class A4 2,4,12	0.56	11/25/35	2,113	1,700,963
Green Tree
Series 2008-MH1, Class A3 1,5	8.97	04/25/38	2,322	2,470,400
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	1,649	1,802,607
Series 1997-7, Class A7	6.96	07/15/29	1,216	1,319,244
Series 1997-6, Class A9	7.55	01/15/29	1,228	1,334,623

HELIOS TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
ASSET-BACKED SECURITIES (continued)
Mid-State Trust
Series 2010-1, Class M 1,5,8	5.25%	12/15/45	$797	$796,575
Series 2004-1, Class A 8	6.01	08/15/37	883	891,404
Series 10, Class B	7.54	02/15/36	1,206	1,110,174
Series 2004-1, Class M2	8.11	08/15/37	1,768	1,845,620
Morgan Stanley ABS Capital Inc.
Series 2006-WMC2, Class A2C 2,4,12	0.39	07/25/36	3,410	1,022,824
Series 2006-HE1, Class A3 2,4,12	0.42	01/25/36	727	662,447
Newcastle Investment Trust
Series 2010-MH1, Class A 1,5	4.50	07/10/35	2,021	2,057,919
Origen Manufactured Housing
Series 2005-B, Class A4	5.91	01/15/37	1,229	1,289,912
Renaissance Home Equity Loan Trust
Series 2007-3, Class AF3 3,11,12	7.24/7.74	09/25/37	804	348,735
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 2,4,12	0.40	10/25/36	2,624	1,348,670
Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96	09/07/31	2,000	2,115,910
Total Housing Related Asset-Backed Securities
(Cost - $30,872,645)				29,214,448
Collateralized Debt Obligations - 2.0%
Anthracite CDO I Limited
Series 2002-CIBA, Class CFL 1,2,5
(Cost - $5,000,000)	1.49	05/24/37	5,000	3,750,000
Non-Housing Related Asset-Backed Securities - 0.0%
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A 6,11
(Cost - $11,316)	0.00	10/01/12	2,263	1
Total ASSET BACKED SECURITIES
(Cost - $35,883,961)				32,964,449
COMMERCIAL MORTGAGE-BACKED SECURITIES - 64.0%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4 8	5.36	10/10/45	2,290	2,534,068
Series 2007-2, Class A4 8	5.66	04/10/49	3,680	4,060,549
Series 2006-2, Class J 1,5,11	5.48	05/10/45	332	7,366
Series 2007-2, Class K 1,5,9,11	5.67	04/10/49	1,080	216
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class H 1,5	5.45	03/11/39	1,700	242,548
Series 2007-PW16, Class B 1,5	5.72	06/11/40	4,970	2,154,644
Series 2007-PW16, Class C 1,5	5.72	06/11/40	3,710	1,342,957
Series 2007-PW16, Class D 1,5	5.72	06/11/40	2,590	672,128
Series 2007-PW17, Class AM	5.90	06/13/50	3,980	4,225,789
Series 2007-T28, Class F 1,5	5.98	09/11/42	250	65,000
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class AM	5.70	12/10/49	5,130	5,383,243
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4 8	5.32	12/11/49	4,350	4,774,134
Series 2006-CD2, Class J 1,5,11	5.40	01/15/46	1,000	200
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 1,5	6.75	06/20/31	949	1,014,718
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class J 1,5	4.65	11/15/37	1,000	278,665
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L 1,5,11	5.15	09/15/39	560	112
Series 2006-C5, Class AM	5.34	12/15/39	5,310	5,314,519
Series 2006-C1, Class K 1,5	5.42	02/15/39	4,715	888,480
Series 2006-C5, Class E	5.54	12/15/39	9,025	1,369,472
Series 2007-C2, Class A3 8	5.54	01/15/49	4,454	4,849,364
Series 2007-C5, Class A4 8	5.70	09/15/40	700	766,677
Series 2007-C3, Class A4 8	5.71	06/15/39	410	446,972
Series 2006-C3, Class AJ	5.81	06/15/38	440	371,301
Series 2006-C4, Class K 1,5,11	6.06	09/15/39	4,950	990

HELIOS TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class B	4.97%	12/10/41	$1,300	$1,114,248
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4 8	5.44	03/10/39	4,000	4,440,804
Series 2007-GG11, Class A4 8	5.74	12/10/49	4,170	4,652,060
Series 2007-GG11, Class AJ	6.00	12/10/49	160	108,800
Series 2007-GG11, Class E	6.09	12/10/49	7,440	1,194,864
GS Mortgage Securities Trust
Series 2007-GG10, Class A4 8	5.79	08/10/45	3,400	3,801,169
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class G 1,5	5.72	06/12/47	1,200	48,000
Series 2007-LD11, Class K 1,5,11	5.82	06/15/49	939	188
Series 2007-LD11, Class J 1,5,11	5.82	06/15/49	511	2,279
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class AM	5.38	11/15/38	2,060	2,067,468
Series 2007-C1, Class A4 8	5.42	02/15/40	4,350	4,911,476
Series 2007-C1, Class AJ	5.48	02/15/40	460	386,400
Series 2007-C1, Class C	5.53	02/15/40	1,300	682,500
Series 2007-C1, Class D	5.56	02/15/40	240	109,199
Series 2002-C2, Class L 1,5	5.68	07/15/35	5,300	5,163,705
Series 2007-C7, Class A3 8	5.87	09/15/45	3,110	3,532,972
LNR CDO V Limited
Series 2007-1A, Class F 1,2,5,11	1.69	12/26/49	3,750	0
Morgan Stanley Capital I, Inc.
Series 2007-IQ13, Class A4 8	5.36	03/15/44	2,610	2,875,685
Series 2006-T21, Class H 1,5,6	5.36	10/12/52	1,500	300,000
Series 2006-IQ11, Class J 1,5,11	5.53	10/15/42	256	2,897
Series 2007-HQ13, Class A3 8	5.57	12/15/44	4,528	4,922,765
Series 2007-T27, Class A4 8	5.64	06/11/42	3,610	4,180,315
Series 2007-IQ14, Class A4 8	5.69	04/15/49	4,950	5,425,853
Series 2006-HQ9, Class A4 8	5.73	07/12/44	2,170	2,468,457
Series 2008-T29, Class A4 8	6.28	01/11/43	2,000	2,382,914
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class F 1,5	5.92	11/13/36	2,148	1,997,672
Series 2003-TOP9, Class G 1,5	6.19	11/13/36	3,412	2,899,337
Vornado DP LLC
Series 2010-VN0, Class D 1,5,9	6.36	09/13/28	680	721,707
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class A4 8	5.51	04/15/47	5,240	5,725,601
Series 2005-C16, Class H 1,5	5.52	10/15/41	4,000	2,278,712
Series 2004-C14, Class G 1,5	5.65	08/15/41	2,200	1,903,000
Series 2007-C32, Class A3 8	5.74	06/15/49	6,730	7,409,037
Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $131,340,981)				118,474,196
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 28.0%
Subordinated Collateralized Mortgage Obligations - 28.0%
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 3	5.08/5.58	09/25/35	309	312,288
Banc of America Funding Corp.
Series 2003-3, Class B4	5.47	10/25/33	454	342,995
Series 2003-3, Class B5	5.47	10/25/33	454	280,052
Series 2003-3, Class B6 9	5.47	10/25/33	456	36,423
Banc of America Mortgage Securities, Inc.
Series 2005-5, Class 30B4 9,11	5.50	06/25/35	284	3
Series 2007-1, Class 1A26	6.00	03/25/37	1,096	999,876
Citicorp Mortgage Securities, Inc.
Series 2007-2, Class 1A3	6.00	02/25/37	1,513	1,453,612
Series 2007-8, Class 1A3	6.00	09/25/37	99	98,347
Citicorp Residential Mortgage Securities, Inc.
Series 2007-1, Class A5 3	6.05/6.55	03/25/37	2,940	2,003,748

HELIOS TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR4, Class 1A1A 2	5.78%	03/25/37	$360	$323,811
Series 2006-AR6, Class 1A1 2	5.92	08/25/36	343	311,081
Series 2004-NCM2, Class 1CB2	6.75	08/25/34	58	60,406
Countrywide Alternative Loan Trust
Series 2007-2CB, Class 1A15	5.75	03/25/37	1,152	784,292
Series 2006-24CB, Class A1	6.00	08/25/36	449	363,078
Series 2006-41CB, Class 2A14	6.00	01/25/37	710	461,917
Series 2007-11T1, Class A21	6.00	05/25/37	342	226,275
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J13, Class B3 2	5.23	01/25/34	265	152,642
Series 2003-J13, Class B4 2	5.23	01/25/34	398	182,665
Series 2003-J13, Class B5 2,9	5.23	01/25/34	159	9,562
Series 2003-57, Class B3	5.50	01/25/34	354	29,498
Series 2005-27, Class 2A1	5.50	12/25/35	660	609,634
Series 2007-5, Class A29	5.50	05/25/37	1,313	1,186,726
Series 2006-21, Class A11	5.75	02/25/37	3,863	3,129,031
Series 2004-18, Class A1	6.00	10/25/34	320	315,256
Series 2004-21, Class A10	6.00	11/25/34	531	538,214
Series 2006-1, Class A2	6.00	03/25/36	175	137,506
Series 2007-10, Class A5	6.00	07/25/37	1,631	1,267,773
Series 2007-14, Class A6	6.00	09/25/37	490	455,838
Series 2007-15, Class 2A2	6.50	09/25/37	412	331,999
First Horizon Asset Securities, Inc.
Series 2006-2, Class 1A3	6.00	08/25/36	599	558,924
First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3 2	0.74	06/25/30	121	72,667
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	1,245	1,217,649
Series 2005-AR4, Class 6A1	5.25	07/25/35	498	477,483
Harborview Mortgage Loan Trust
Series 2005-9, Class B11 1,2,4,5,11	1.99	06/20/35	718	12,497
JP Morgan Mortgage Trust
Series 2003-A2, Class B4 2	3.26	11/25/33	251	179,882
Series 2006-S3, Class 1A10	6.50	08/25/36	1,469	1,283,459
Series 2006-S3, Class 1A12	6.50	08/25/36	107	98,892
RESI Finance LP
Series 2004-B, Class B5 1,2,5	1.79	02/10/36	1,939	872,462
Residential Accredit Loans, Inc.
Series 2007-QS6, Class A2 2	53.57	04/25/37	484	904,247
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25	02/25/34	363	256,482
Series 2003-S7, Class A7	5.50	05/25/33	822	849,036
Series 2003-S7, Class B2 6	5.50	05/25/33	318	122,336
Series 2003-S7, Class B3 6,9	5.50	05/25/33	427	86,085
Resix Finance Limited Credit-Linked Notes
Series 2005-C, Class B7 1,2,5,9	3.34	09/10/37	1,581	15,812
Series 2004-C, Class B7 1,2,5	3.74	09/10/36	931	395,113
Series 2003-D, Class B7 1,2,5	5.99	12/10/35	933	407,225
Series 2003-CB1, Class B8 1,2,5	6.99	06/01/35	876	542,350
Series 2004-A, Class B10 1,2,5,6	11.74	02/10/36	478	189,566
Structured Asset Securities Corp.
Series 2003-10, Class A	6.00	04/25/33	285	298,860

HELIOS TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust
Series 2007-1, Class A2B 2	5.80%	03/25/37	$5,965	$5,167,379
WaMu Mortgage Pass Through Certificates
Series 2007-HY3, Class 1A1 2	2.68	03/25/37	328	204,480
Series 2007-HY5, Class 3A1 2	5.39	05/25/37	2,740	2,398,161
Series 2003-S1, Class B4 1,5	5.50	04/25/33	152	115,488
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-5, Class 3A3 3	6.22/6.72	07/25/36	905	445,813
Series 2007-5, Class A11	38.03	06/25/37	185	302,762
Series 2005-6, Class 2A3	48.49	08/25/35	324	683,674
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR16, Class 7A1 2	5.20	10/25/35	1,044	1,000,867
Series 2006-AR15, Class A1 2	5.30	10/25/36	927	770,427
Series 2004-6, Class B5 9,11	5.50	06/25/34	243	2
Series 2004-6, Class B4	5.50	06/25/34	1,281	102,459
Series 2006-3, Class A11	5.50	03/25/36	2,258	2,255,951
Series 2007-4, Class A21	5.50	04/25/37	1,817	1,656,152
Series 2007-3, Class 1A10	5.50	04/25/37	2,022	1,845,693
Series 2007-12, Class A6	5.50	09/25/37	295	296,474
Series 2006-AR12, Class 2A1 2	5.76	09/25/36	117	101,378
Series 2006-8, Class A15	6.00	07/25/36	1,402	1,279,133
Series 2006-11, Class A8	6.00	09/25/36	578	544,091
Series 2007-6, Class A6	6.00	05/25/37	418	373,901
Series 2007-7, Class A6	6.00	06/25/37	407	403,067
Series 2007-7, Class A7	6.00	06/25/37	350	330,025
Series 2007-7, Class A38	6.00	06/25/37	417	391,883
Series 2007-8, Class 1A22	6.00	07/25/37	167	157,685
Series 2007-8, Class 2A2	6.00	07/25/37	1,812	1,767,662
Series 2007-10, Class 1A1	6.00	07/25/37	406	373,949
Series 2007-10, Class 1A5	6.00	07/25/37	295	270,592
Series 2007-11, Class A14	6.00	08/25/37	1,011	949,629
Series 2007-13, Class A7	6.00	09/25/37	830	792,321
Series 2007-14, Class 1A1	6.00	10/25/37	854	817,284
Series 2007-AR5, Class A1 2	6.06	10/25/37	399	346,854
Series 2005-18, Class 2A10 2	21.85	01/25/36	390	507,922
Total Subordinated Collateralized Mortgage Obligations
(Cost - $59,274,035)				51,898,733
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $59,274,035)				51,898,733
INTEREST-ONLY SECURITIES - 1.6%
Commercial Mortgage Pass Through Certificates
Series 2001-J2A, Class EIO 1,2,5,10	3.70	07/16/34	10,000	1,602,740
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 1,2,5,10	1.72	05/10/36	65,200	816,499
Vendee Mortgage Trust
Series 1997-2, Class IO 2,10	0.04	06/15/27	18,546	33,252
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1 1,2,5,10	1.43	11/15/34	60,824	454,353
Total INTEREST-ONLY SECURITIES
(Cost - $2,739,023)				2,906,844
HIGH YIELD CORPORATE BONDS - 17.1%
Basic Industry - 2.5%
Associated Materials LLC	9.13	11/01/17	300	295,500
Cascades, Inc.	7.88	01/15/20	350	353,500
Domtar Corp. 8	10.75	06/01/17	400	520,000
FGI Operating Co., Inc.	10.25	08/01/15	270	289,744

HELIOS TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Georgia-Pacific LLC 8	7.25%	06/01/28	$300	$365,657
Huntsman International LLC 8	5.50	06/30/16	300	299,625
Polymer Group, Inc. 8	7.75	02/01/19	350	374,499
Solutia, Inc.	8.75	11/01/17	300	339,750
Steel Dynamics, Inc. 8	7.63	03/15/20	300	335,250
Tembec Industries, Inc.	11.25	12/15/18	300	322,500
United States Steel Corp. 8	7.00	02/01/18	350	363,125
Westlake Chemical Corp. 8	6.63	01/15/16	400	408,000
Xerium Technologies, Inc.	8.88	06/15/18	350	314,125
Total Basic Industry
(Cost - $4,247,862)				4,581,275
Capital Goods - 0.5%
AAR Corp. 1,5	7.25	01/15/22	250	256,250
Crown Cork & Seal Company, Inc.	7.38	12/15/26	350	371,000
Owens-Illinois, Inc. 8	7.80	05/15/18	400	453,000
Total Capital Goods
(Cost - $962,760)				1,080,250
Consumer Cyclical - 2.5%
ACE Hardware Corp. 1,5,8	9.13	06/01/16	400	423,504
American Axle & Manufacturing, Inc.	7.75	11/15/19	350	373,187
Caesars Operating Escrow LLC/Caesars Escrow Corp. 1,5	8.50	02/15/20	250	255,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	06/15/20	195	180,375
Jaguar Holding Company II/Jaguar Merger Sub, Inc. 1,5	9.50	12/01/19	200	218,750
Jaguar Land Rover PLC 1,5	8.13	05/15/21	175	180,688
Levi Strauss & Co. 8	7.63	05/15/20	300	318,000
Limited Brands, Inc. 8	7.60	07/15/37	300	303,000
McJunkin Red Man Corp.	9.50	12/15/16	300	322,500
MGM Mirage, Inc.	7.63	01/15/17	350	356,999
MGM Mirage, Inc. 1,5	8.63	02/01/19	100	106,500
MTR Gaming Group, Inc. 1,5	11.50	08/01/19	95	91,417
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8	8.88	03/15/18	435	417,600
Phillips-Van Heusen Corp.	7.38	05/15/20	300	333,000
Pittsburgh Glass Works LLC 1,5	8.50	04/15/16	350	354,375
Tenneco, Inc.	6.88	12/15/20	130	139,425
Visteon Corp. 8	6.75	04/15/19	350	353,500
Total Consumer Cyclical
(Cost - $4,538,357)				4,727,820
Consumer Non-Cyclical - 2.6%
ACCO Brands Corp. 8	10.63	03/15/15	300	331,128
American Reprographics Company	10.50	12/15/16	350	346,500
Avis Budget Car Rental LLC	8.25	01/15/19	350	364,875
C&S Group Enterprises LLC 1,5	8.38	05/01/17	300	320,250
Cott Beverages, Inc.	8.13	09/01/18	350	385,875
Deluxe Corp. 8	7.38	06/01/15	400	411,000
FTI Consulting, Inc.	7.75	10/01/16	300	312,375
Iron Mountain, Inc. 8	8.38	08/15/21	500	555,625
Jarden Corp. 8	7.50	05/01/17	300	330,750
Rite Aid Corp.	9.75	06/12/16	300	331,500
Service Corp. International 8	6.75	04/01/16	400	444,000
The Hertz Corp. 8	7.50	10/15/18	300	323,625
United Rentals North America, Inc.	9.25	12/15/19	300	331,500
UR Financing Escrow Corp. 1,5	7.63	04/15/22	150	155,250
Total Consumer Non-Cyclical
(Cost - $4,636,495)				4,944,253
Energy - 3.2%
Arch Coal, Inc. 8	8.75	08/01/16	300	330,000
Calfrac Holdings LP 1,5	7.50	12/01/20	300	300,000
CONSOL Energy, Inc. 8	8.25	04/01/20	300	327,000

HELIOS TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.88%	02/15/18	$300	$325,500
EV Energy Partners LP/EV Energy Finance Corp.	8.00	04/15/19	350	367,500
Frac Tech Services LLC/Frac Tech Finance, Inc. 1,5	7.63	11/15/18	300	320,250
Frontier Oil Corp.	8.50	09/15/16	300	321,000
Hercules Offshore, Inc. 1,5	10.50	10/15/17	250	258,125
Hilcorp Energy I LP/Hilcorp Finance Co. 1,5	8.00	02/15/20	300	330,000
Key Energy Services, Inc.	6.75	03/01/21	350	366,625
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	300	333,000
Petroleum Geo-Services ASA 1,5	7.38	12/15/18	150	157,500
Pioneer Natural Resources Co. 8	6.65	03/15/17	300	345,082
Plains Exploration & Production Co. 8	7.63	06/01/18	400	430,000
Precision Drilling Corp.	6.63	11/15/20	300	321,375
Quicksilver Resources, Inc.	11.75	01/01/16	400	426,000
SESI LLC 8	6.88	06/01/14	400	402,000
Trinidad Drilling Limited 1,5	7.88	01/15/19	300	321,000
Total Energy
(Cost - $5,648,733)				5,981,957
Finance & Investment - 0.7%
FireKeepers Development Authority 1,5	13.88	05/01/15	250	280,313
Ineos Finance PLC 1,5	9.00	05/15/15	175	185,500
Marina District Finance Co., Inc. 8	9.88	08/15/18	350	332,500
Masonite International Corp. 1,5	8.25	04/15/21	350	375,375
Total Finance & Investment
(Cost - $1,122,177)				1,173,688
Media - 0.8%
Cablevision Systems Corp. 8	8.63	09/15/17	400	451,000
CCO Holdings LLC/Cap Corp. 8	8.13	04/30/20	300	336,000
Insight Communications Co., Inc. 1,5	9.38	07/15/18	355	407,362
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	350	382,375
Total Media
(Cost - $1,459,302)				1,576,737
Real Estate - 0.2%
Realogy Corp. 1,5
(Cost - $300,000)	7.63	01/15/20	300	309,750
Services Cyclical - 1.3%
Cedar Fair LP/Canada's Wonderland Co/Magnum Management Corp.	9.13	08/01/18	350	391,125
CityCenter Holdings LLC/CityCenter Finance Corp.	7.63	01/15/16	350	369,250
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,5	8.88	04/15/17	350	364,000
Pulte Group, Inc.	6.38	05/15/33	300	236,250
Scientific Games Corp.	8.13	09/15/18	450	486,000
Standard Pacific Corp.	8.38	05/15/18	300	321,000
Total Services Cyclical
(Cost - $2,123,985)				2,167,625
Services Non-Cyclical - 0.4%
Fresenius Medical Care U.S. Finance II, Inc. 1,5	5.88	01/31/22	300	316,500
HCA, Inc.	8.00	10/01/18	250	275,625
Health Management Associates, Inc. 1,5	7.38	01/15/20	175	182,438
Total Services Non-Cyclical
(Cost - $732,938)				774,563
Technology & Electronics - 0.6%
Coleman Cable, Inc.	9.00	02/15/18	300	310,500
First Data Corp. 1,5	7.38	06/15/19	350	353,938
Freescale Semiconductor, Inc. 1,5	9.25	04/15/18	300	330,000
Total Technology & Electronics
(Cost - $957,789)				994,438
Telecommunications - 1.4%
Cincinnati Bell, Inc.	8.25	10/15/17	260	268,450
Cincinnati Bell, Inc.	8.38	10/15/20	140	143,150
Citizens Communications Corp. 8	7.13	03/15/19	300	306,750

HELIOS TOTAL RETURN FUND, INC.
Portfolio of Investments (Unaudited)
February 29, 2012
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
PAETEC Holding Corp.	8.88%	06/30/17	$300	$327,000
Qwest Capital Funding, Inc. 8	6.88	07/15/28	300	285,652
Sprint Nextel Corp. 1,5,8	9.00	11/15/18	525	585,375
TW Telecom Holdings, Inc.	8.00	03/01/18	190	208,288
Windstream Corp. 8	7.00	03/15/19	400	414,000
Total Telecommunications
(Cost - $2,378,741)				2,538,665
Utility - 0.4%
Edison Mission Energy	7.00	05/15/17	150	100,500
Mueller Water Products, Inc.	8.75	09/01/20	350	392,000
NRG Energy, Inc.	8.50	06/15/19	300	306,750
Total Utility
(Cost - $786,624)				799,250
Total HIGH YIELD CORPORATE BONDS
(Cost - $29,895,763)				31,650,271
SHORT-TERM INVESTMENTS - 0.3%
United States Treasury Bill 7,13
(Cost - $499,991)	0.06	04/12/12	500,000	499,991
Total Investments - 141.6%
(Cost - $281,933,058)				262,172,117
Liabilities in Excess of Other Assets - (41.6)%				(76,968,279)
NET ASSETS - 100.0%				$185,203,838

HELIOS FUNDS
Notes to Portfolio of Investments (Unaudited)
February 29, 2012

The following notes should be read in conjunction with the accompanying Portfolio of Investments.

1	- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2011, the total value of all such investments were as follows:
	Fund	Value	% of Net Assets
	Helios Strategic Mortgage Income Fund, Inc.	$20,451,271	31.71%
	Helios Total Return Fund, Inc.	45,402,124	24.51

2	- Variable Rate Security - Interest rate shown is the rate in effect as of February 29, 2012.
3	- Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
4	- Security is a "step up" bond where the coupon increases or steps up at a predetermined date. At the date, the coupon increases to LIBOR plus a predetermined margin.
5	- Private Placement.
6	- Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of February 29, 2012, the total values of all such securities were:
	Fund	Value	% of Net Assets
	Helios Strategic Mortgage Income Fund, Inc.	$894,608	1.39%
	Helios Total Return Fund, Inc.	1,527,656	0.82

7	- Zero-Coupon Note - Interest rate represents current yield to maturity.
8	- Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
9	- Represents the most subordinated class in a trust of mortgage-backed securities that is the next to receive allocation of principal loss. Such classes will continue to receive all principal loss until its balance is zero.
10	- Interest rate is based on the notional amount of the underlying mortgage pools.
11	- Issuer is currently in default on its regularly scheduled interest payment.
12	- Investment in subprime security. As of February 29, 2012, the total values of all such investments were:
	Fund	Value	% of Net Assets
	Helios Strategic Mortgage Income Fund, Inc.	$2,533,638	3.93%
	Helios Total Return Fund, Inc.	6,676,372	3.60

13	- Portion or entire principal amount delivered as collateral for open futures contracts.
TBA	- To Be Announced

HELIOS FUNDS
Notes to Financial Statements
February 29, 2012 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund’s investments carried at fair value:

Helios Strategic Mortgage Income Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Short Term Investments	Total
Description:
Level 1 - Quoted Prices	$ -	$ -	$ -	$ -	$ -	$ -
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	12,160,890	3,634,970	-	-	99,998	15,895,858
Level 3 - Significant Unobservable Inputs	1,079,688	8,225,818	47,813,495	18,769,538	-	75,888,539
Total	$13,240,578	$11,860,788	$47,813,495	$18,769,538	$99,998	$91,784,397

Assets	Other Financial Instruments*
Description
Level 1 - Quoted Prices	$-
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	12,779
Level 3 - Significant Unobservable Inputs	-
Total	$12,779

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Total
Balance as of November 30, 2011	$-	$6,241,357	$43,125,788	$17,180,985	$66,548,130
Accrued Discounts (Premiums)	-	(3,076)	(524,508)	(43,313)	(570,897)
Realized Gain (Loss)	-	17,197	1,050,770	431,741	1,499,708
Change in Unrealized Appreciation (Depreciation)	782	105,011	3,272,989	1,511,110	4,889,892
Purchases at Cost	-	543,385	4,898,383	2,110,887	7,552,655
Sales Proceeds	-	(236,413)	(4,009,927)	(2,421,872)	(6,668,212)
Transfers into Level 3	1,078,906	2,019,115	-	-	3,098,021	(a)
Transfers out of Level 3	-	(460,758)	-	-	(460,758)	(a)
Balance as of February 29, 2012	$1,079,688	$8,225,818	$47,813,495	$18,769,538	$75,888,539
Change in unrealized gains or losses relating to assets still held at reporting date	$ 782	$ 94,715	$ 3,434,926	$ 1,121,627	$4,652,050

*Other financial instruments include futures which are valued at the unrealized appreciation (depreciation) on the instrument.

(a) Transferred due to increase of observable market data for these securities.

Helios Total Return Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest- Only Securities	High Yield Corporate Bonds	Short Term Investments	Total
Description:
Level 1 - Quoted Prices	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	20,190,043	18,174,809	-	-	-	31,650,271	499,991	70,515,114
Level 3 - Significant Unobservable Inputs	3,587,590	14,789,640	118,474,196	51,898,733	2,906,844	-	-	191,657,003
Total	$23,777,633	$32,964,449	$118,474,196	$51,898,733	$2,906,844	$31,650,271	$499,991	$262,172,117

Assets	Other Financial Instruments*
Description:
Level 1 - Quoted Prices	$-
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	88,228
Level 3 - Significant Unobservable Inputs	-
Total	$88,228

Liabilities	Other Financial Instruments*
Description:
Level 1 - Quoted Prices	$-
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	(1,950)
Level 3 - Significant Unobservable Inputs	-
Total	$(1,950)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2011	$-	$15,037,895	$114,402,067	$44,449,937	$3,435,739	$7,993,287	$185,318,925
Accrued Discounts (Premiums)	738	353,550	(463,902)	(281,452)	(691,713)	(866)	(1,083,645)
Realized Gain (Loss)	3,303	(588,212)	2,365,350	317,922	4,928,071	40,174	7,066,608
Change in Unrealized Appreciation (Depreciation)	20,679	476,190	5,770,238	3,064,025	207,936	343,232	9,882,300
Purchases at Cost	3,236,719	812,549	9,426,586	8,238,108	-	-	21,713,962
Sales Proceeds	(22,375)	(523,417)	(13,026,143)	(3,889,807)	(4,973,189)	(520,356)	(22,955,287)
Transfers into Level 3	348,526	1,845,620	-	-	-	-	2,194,146	(a)
Transfers out of Level 3	-	(2,624,535)	-	-	-	(7,855,471)	(10,480,006)	(a)
Balance as of February 29, 2012	$3,587,590	$14,789,640	$118,474,196	$51,898,733	$2,906,844	$-	$191,657,003
Change in unrealized gains or losses relating to assets still held at reporting date	$ 20,679	$ (201,099)	$ 6,556,028	$ 3,062,816	$ 207,936	$ -	$9,646,360

*Other financial instruments include futures which are valued at the unrealized appreciation (depreciation) on the instrument.

(a) Transferred due to increase of observable market data for these securities.
Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at February 29, 2012.

Fund`	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Strategic Mortgage Income Fund, Inc.	107,624,235	6,011,655	(21,851,493)	(15,839,838)
Helios Total Return Fund, Inc.	281,933,058	18,317,320	(38,078,261)	(19,760,941)

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from their portfolios having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Funds would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At February 29, 2012, the Funds had the following reverse repurchase agreements outstanding:

Helios Strategic Mortgage Income Fund, Inc.
Face Value	Description	Maturity Amount
$8,928,000	Goldman Sachs, 0.42%, dated 12/08/11, maturity date 03/08/12	$8,937,479
494,500	BNP Paribas, 0.38%, dated 02/13/12, maturity date 03/14/12	494,657
1,853,000	Credit Suisse, 1.85%, dated 01/13/12, maturity date 04/13/12	1,861,665
1,209,000	Credit Suisse, 0.32%, dated 01/13/12, maturity date 04/13/12	1,209,978
4,830,000	Credit Suisse, 1.55%, dated 01/18/12, maturity date 04/18/12	4,848,924
4,667,000	JP Morgan Chase, 1.56%, dated 01/18/12, maturity date 04/18/12	4,685,418
1,191,000	Credit Suisse, 1.75%, dated 02/14/12, maturity date 05/14/12	1,196,211
3,032,000	JP Morgan Chase, 1.50%, dated 02/14/12, maturity date 05/14/12	3,043,352
1,615,283	Credit Suisse, 1.75%, dated 02/22/12, maturity date 05/22/12	1,622,349
2,022,000	JP Morgan Chase, 1.90%, dated 02/14/12, maturity date 05/14/12	2,031,592
$29,841,783	Maturity Amount, Including Interest Payable	$29,931,625
	Maturity Value of Assets Sold Under Agreements	$35,151,715
	Weighted Average Interest Rate	1.17%

Helios Total Return Fund, Inc.
Face Value	Description	Maturity Amount
$7,910,000	Goldman Sachs, 0.42%, dated 12/08/11, maturity date 03/08/12	$7,918,398
1,382,100	JP Morgan Chase, 0.90%, dated 02/21/12, maturity date 03/22/12	1,383,137
3,252,499	Barclays, 1.00%, dated 02/23/12, maturity date 03/23/12	3,255,119
5,827,000	Credit Suisse, 0.32%, dates 01/13/12, maturity date 04/13/12	5,831,713
13,468,000	Credit Suisse, 1.55%, dates 01/18/12, maturity date 04/18/12	13,520,768
23,338,000	JP Morgan Chase, 1.56%, dated 01/18/12, maturity date 04/18/12	23,430,100
201,600	Barclays, 0.25%, dated 02/21/12, maturity date 04/23/12	201,513
3,247,950	Barclays, 1.00%, dated 02/21/12, maturity date 04/23/12	3,253,544
4,523,000	JP Morgan Chase, 1.50%, dated 02/14/12, maturity date 05/14/12	4,539,934
2,544,000	JP Morgan Chase, 1.90%, dated 02/14/12, maturity date 05/14/12	2,556,069
16,053,656	Credit Suisse, 1.75%, dates 02/22/12, maturity date 05/22/12	16,123,891
$81,747,805	Maturity Amount, Including Interest Payable	$82,014,186
	Maturity Value of Assets Sold Under Agreements	$91,458,490
	Weighted Average Interest Rate	1.35%

The average daily balances of reverse repurchase agreements outstanding during the period ended February 29, 2012, was approximately $29,930,719 at a weighted average interest rate of 1.14% for Helios Strategic Mortgage Income Fund, Inc. and approximately $80,501,623 at a weighted average interest rate of 1.33% for Helios Total Return Fund, Inc.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $29,961,768, which was 31.44% of total assets for Helios Strategic Mortgage Income Fund, Inc. and $82,020,428, which was 30.29% of total assets for Helios Total Return Fund, Inc.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Each Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. A Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of February 29, 2012, the following futures contracts were outstanding:

Helios Strategic Mortgage Income Fund, Inc.
    Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 29, 2012	Unrealized Appreciation
$1,700,000	5 Year U.S. Treasury Note	June 2012	$2,096,849	$2,093,922	$2,927
2,800,000	10 Year U.S. Treasury Note	June 2012	3,676,540	3,666,688	9,852
$4,500,000			$5,773,389	$5,760,610	$12,779

Helios Total Return Fund, Inc.
    Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 29, 2012	Unrealized Appreciation
$20,500,000	10 Year U.S. Treasury Note	June 2012	$26,917,525	$26,845,392	$72,133
2,900,000	30 Year U.S. Treasury Bond	June 2012	4,124,126	4,108,031	16,095
$23,400,000			$31,041,651	$30,953,423	$88,228

    Long:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 29, 2012	Unrealized Depreciation
$1,000,000	5 Year U.S. Treasury Note	June 2012	$1,233,669	$1,231,719	$(1,950)
$1,000,000			$1,233,669	$1,231,719	$(1,950)

TBA Transactions: Each Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. Each Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, a Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, a Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at February 29, 2012 were as follows:

Helios Strategic Mortgage Income Fund, Inc.
Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$1,000,000	$1,080,434

Helios Total Return Fund, Inc.
    Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$3,000,000	$3,241,302

Designation of Restricted Illiquid Securities

The Funds invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933, as amended (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 29, 2012, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the valuation of investments and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-1, Class J	5.59%	09/10/45	04/06/06	$969,602	$7,600	0.01%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.67	04/10/49	05/24/07	-	130	0.00
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.45	03/11/39	03/08/06	1,054,754	156,943	0.24
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class B	5.72	06/11/40	09/22/10	452,954	446,536	0.69
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class C	5.72	06/11/40	09/22/10	513,766	466,958	0.72
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class D	5.72	06/11/40	09/22/10	320,433	236,153	0.37
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.43	01/15/46	02/27/06	1,003,730	200	0.00
Commercial Mortgage Pass Through Certificates Series 2007-C9, Class J	5.81	12/10/49	12/17/10	100,513	91,564	0.14
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	-	84	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.42	02/15/39	03/07/06	2,192,544	444,334	0.69
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.06	09/15/39	09/21/06	2,470,764	594	0.00
Harborview Mortgage Loan Trust Series 2005-9, Class B11	1.99	06/20/35	10/03/07	367,373	7,480	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.72	06/12/47	10/11/07	530,686	24,000	0.04
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	1,892,942	376	0.00
Morgan Stanley Capital I, Inc. Series 2004-HQ4, Class G	5.30	04/14/40	03/01/06	985,697	587,261	0.91
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class B	5.52	03/15/44	01/07/11	492,519	377,196	0.59
Morgan Stanley Capital I, Inc. Series 2007-IQ13, Class C	5.56	03/15/44	01/07/11	271,628	190,400	0.30

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Resix Finance Limited Credit- Linked Notes Series 2005-C, Class B7	3.34%	09/10/37	09/09/05	$790,612	$7,906	0.01%
Resix Finance Limited Credit- Linked Notes Series 2004-C, Class B7	3.74	09/10/36	09/23/04	620,954	263,409	0.41
Resix Finance Limited Credit- Linked Notes Series 2003-CB1, Class B8	6.99	06/01/35	12/22/04	438,015	271,175	0.42
Resix Finance Limited Credit- Linked Notes Series 2004-B, Class B9	8.49	02/10/36	05/21/04	679,614	238,409	0.37
Resix Finance Limited Credit- Linked Notes Series 2004-A, Class B10	11.74	02/10/36	03/09/04	273,103	108,324	0.17
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,497,743	358	0.00
Wachovia Bank Commercial Mortgage Trust Series 2005-C20, Class F	5.26	07/15/42	10/15/10	1,265,936	720,000	1.12
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H	5.52	10/15/41	01/19/05	1,990,124	1,139,356	1.77
					$5,786,746	8.97%

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48%	05/10/45	06/12/06	$310,133	$7,366	0.00%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.67	04/10/49	05/24/07	-	216	0.00
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.45	03/11/39	03/08/06	1,632,746	242,548	0.13
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class B	5.72	06/11/40	09/22/10-03/03/11	2,898,676	2,154,644	1.16
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class C	5.72	06/11/40	09/22/10	1,477,574	1,342,957	0.73
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class D	5.72	06/11/40	09/22/10	912,003	672,128	0.37
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class F	5.98	09/11/42	10/11/07	229,129	65,000	0.00

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.40%	01/15/46	02/27/06	$1,003,730	$200	0.00%
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C5, Class J	4.65	11/15/37	12/16/04	942,464	278,665	0.16
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	-	112	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.42	02/15/39	03/07/06	4,384,158	888,480	0.49
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.06	09/15/39	09/21/06	4,117,940	990	0.00
Federal National Mortgage Association Series 1998-W6, Class B3	7.09	10/25/28	12/22/98	507,876	348,526	0.19
Harborview Mortgage Loan Trust Series 2005-9, Class B11	1.99	06/20/35	10/03/07	613,823	12,497	0.00
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.72	06/12/47	10/11/07	1,061,371	48,000	0.00
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class J	5.82	06/15/49	06/28/07	505,522	2,279	0.00
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	945,967	188	0.00
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	5,244,869	5,163,705	2.80
LNR CDO V Limited Series 2007-1A, Class F	1.69	12/26/49	02/27/07	3,750,000	-	0.00
Morgan Stanley Capital I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	248,461	2,897	0.00
Morgan Stanley Capital I, Inc. Series 2006-T21, Class H	5.36	10/12/52	04/06/06	1,406,594	300,000	0.17
RESI Finance LP Series 2004-B, Class B5	1.79	02/10/36	05/21/04	1,938,804	872,462	0.48
Resix Finance Limited Credit- Linked Notes Series 2005-C, Class B7	3.34	09/10/37	09/09/05	1,581,223	15,812	0.00
Resix Finance Limited Credit- Linked Notes Series 2004-C, Class B7	3.74	09/10/36	09/23/04	931,431	395,113	0.21

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Value	Percentage of Net Assets
Resix Finance Limited Credit- Linked Notes Series 2003-D, Class B7	5.99%	12/10/35	11/19/03	$933,147	$407,225	0.22%
Resix Finance Limited Credit- Linked Notes Series 2003-CB1, Class B8	6.99	06/10/35	12/22/04	880,411	542,350	0.30
Resix Finance Limited Credit- Linked Notes Series 2004-A, Class B10	11.74	02/10/36	03/09/04	477,931	189,566	0.11
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H	5.52	10/15/41	01/19/05	3,980,248	2,278,712	1.24
					$16,232,638	8.76%

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Total Return Fund, Inc.

By (Signature and Title)        /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date       April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date       April 26, 2012

By (Signature and Title)*            /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date       April 26, 2012

* Print the name and title of each signing officer under his or her signature.